Segmented Information - Operating Segments Earnings and Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Oil sales	$ 275,563	$ 181,765
Natural gas sales	4,984	2,815
Natural gas liquids sales	8,686	4,191
Overlift	14,723	0
Less: royalties	(134,950)	(74,096)
Petroleum and natural gas sales, net of royalties	169,006	114,675
Finance revenue	9	106
Other revenue	32	641
Revenue	169,047	115,422
Segmented expenses
Production and operating	61,430	64,462
Overlift	14,723	0
Selling costs	3,921	2,111
General and administrative	20,353	11,990
Foreign exchange loss	47	24
Finance costs	1,141	2,520
Depletion, depreciation and amortization	25,434	31,049
Asset retirement obligation accretion	207	259
Loss (gain) on financial instruments	10,563	(6,621)
Impairment (reversal) loss	(31,521)	73,495
Income tax expense	22,411	13,530
NET EARNINGS (LOSS)	40,338	(77,397)
Capital expenditures	26,822	7,498
Exploration and development [member]
Segmented expenses
Capital expenditures	26,783	7,323
Corporate expenditures [member]
Segmented expenses
Capital expenditures	39	175
Operating segments [member] | Egypt [member]
Revenue
Oil sales	257,338	173,086
Natural gas sales	0	0
Natural gas liquids sales	0	0
Overlift	14,723	0
Less: royalties	(129,891)	(71,741)
Petroleum and natural gas sales, net of royalties	142,170	101,345
Finance revenue	0	16
Other revenue	0	0
Revenue	142,170	101,361
Segmented expenses
Production and operating	54,379	58,305
Overlift	14,723	0
Selling costs	3,921	2,111
General and administrative	4,574	4,781
Foreign exchange loss	0	0
Finance costs	797	2,159
Depletion, depreciation and amortization	17,120	22,927
Asset retirement obligation accretion	0	0
Loss (gain) on financial instruments	9,783	(6,621)
Impairment (reversal) loss	(28,170)	69,434
Income tax expense	22,411	13,530
NET EARNINGS (LOSS)	42,632	(65,265)
Capital expenditures	14,561	5,256
Operating segments [member] | Egypt [member] | Exploration and development [member]
Segmented expenses
Capital expenditures	14,561	5,256
Operating segments [member] | Egypt [member] | Corporate expenditures [member]
Segmented expenses
Capital expenditures	0	0
Operating segments [member] | Canada [member]
Revenue
Oil sales	18,225	8,679
Natural gas sales	4,984	2,815
Natural gas liquids sales	8,686	4,191
Overlift		0
Less: royalties	(5,059)	(2,355)
Petroleum and natural gas sales, net of royalties	26,836	13,330
Finance revenue	0	0
Other revenue	0	0
Revenue	26,836	13,330
Segmented expenses
Production and operating	7,051	6,157
Overlift		0
Selling costs	0	0
General and administrative	1,019	920
Foreign exchange loss	0	0
Finance costs	337	343
Depletion, depreciation and amortization	7,905	7,320
Asset retirement obligation accretion	207	259
Loss (gain) on financial instruments	780	0
Impairment (reversal) loss	(3,351)	4,061
Income tax expense	0	0
NET EARNINGS (LOSS)	12,888	(5,730)
Capital expenditures	12,222	2,067
Operating segments [member] | Canada [member] | Exploration and development [member]
Segmented expenses
Capital expenditures	12,222	2,067
Operating segments [member] | Canada [member] | Corporate expenditures [member]
Segmented expenses
Capital expenditures	0	0
Non-segment [member]
Revenue
Oil sales	0	0
Natural gas sales	0	0
Natural gas liquids sales	0	0
Overlift		0
Less: royalties	0	0
Petroleum and natural gas sales, net of royalties	0	0
Finance revenue	9	90
Other revenue	32	641
Revenue	41	731
Segmented expenses
Production and operating	0	0
Overlift		0
Selling costs	0	0
General and administrative	14,760	6,289
Foreign exchange loss	47	24
Finance costs	7	18
Depletion, depreciation and amortization	409	802
Asset retirement obligation accretion	0	0
Loss (gain) on financial instruments	0	0
Impairment (reversal) loss	0	0
Income tax expense	0	0
NET EARNINGS (LOSS)	(15,182)	(6,402)
Capital expenditures	39	175
Non-segment [member] | Exploration and development [member]
Segmented expenses
Capital expenditures	0	0
Non-segment [member] | Corporate expenditures [member]
Segmented expenses
Capital expenditures	$ 39	$ 175